Acquisitions and divestitures - Summary of Fair Value of Identifiable Net Assets at Acquisition Date Jarislowsky, Fraser Limited (Parenthetical) (Detail) - Jarislowsky Fraser [member] $ in Millions	May 01, 2018 CAD ($)
Fund management contracts [member]
Disclosure of detailed information about business combination [line items]
Intangible assets arising on acquisition	$ 290
Trademark [member]
Disclosure of detailed information about business combination [line items]
Intangible assets arising on acquisition	18
Client relationships [member]
Disclosure of detailed information about business combination [line items]
Intangible assets arising on acquisition	$ 255